CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME Parenthetical - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plan and Restoration of Retirement Income Plan:
Amortization of deferred net loss, net of tax of $1.4, $1.7 and $2.2, respectively	$ 1.4	$ 1.7	$ 2.2
Net gain (loss) arising during the period, net of tax of $0.2, ($0.6) and ($5.8), respectively	0.2	(0.6)	(5.8)
Amortization of prior service cost, net of tax of $0.0, $0.0 and $0.0, respectively	0.0	0.0	0.0
Settlement cost, net of tax of $1.4, $3.2 and $2.9, respectively	1.4	3.2	2.9
Postretirement plans:
Settlement cost, net of tax of $0.2, $0.0 and $0.0, respectively	0.2	0.0	0.0
Prior service cost arising during the period, net of tax of $4.0, $0.0 and $0.0, respectively	4.0	0.0	0.0
Amortization of deferred net loss, net of tax of $0.0, $0.0 and $0.8, respectively	0.0	0.0	0.8
Net (loss) gain arising during the period, net of tax of ($0.2), $0.1 and $5.6, respectively	(0.2)	0.1	5.6
Amortization of prior service cost, net of tax of ($0.3), ($1.0) and ($1.1), respectively	(0.3)	(1.0)	(1.1)
Amortization of deferred interest rate swap hedging losses, net of tax of $0, $0 and $0.0, respectively	$ 0.0	$ 0.0	$ 0.0